Shareholder Report, Average Annual Return (Details) 199074_Shenkman Capital Floating Rate High Income Fund_Class F_TSR Annual {Class F}	12 Months Ended	60 Months Ended	103 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	6.51%	5.92%	4.63%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.87%
Morningstar LSTA US Leveraged Loan TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan TR USD
Average Annual Return, Percent	7.00%	6.96%	5.34%
Morningstar LSTA US B- Ratings and Above Loan TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US B- Ratings and Above Loan TR USD
Average Annual Return, Percent	7.23%	6.92%	5.37%